Investment properties (Tables)	12 Months Ended
Dec. 31, 2019
Investment properties
Schedule of investment properties

	2018	2019
	RMB’000	RMB’000
Cost
At 1 January	27,824	59,276
Additions	31,452	-
Transfer to owner-occupied property	-	(31,452)
At 31 December	59,276	27,824
Accumulated depreciation
At 1 January	(9,669)	(12,108)
Charge for the year	(2,439)	(2,335)
Transfer to owner-occupied property	-	1,992
At 31 December	(12,108)	(12,451)
Net book amount	47,168	15,373

Schedule of amounts recognised in consolidated income statement for investment properties	Amounts recognised in the consolidated income statement for investment properties:

	2017	2018	2019
	RMB’000	RMB’000	RMB’000
Rental income	1,188	1,380	1,401

Schedule of future aggregate minimum lease receipts under non cancellable operating leases for investment properties

In relation to the Group’s investment properties, the future aggregate minimum lease receipts under non‑cancellable operating leases are receivable as follows:

	2017	2018	2019
	RMB’000	RMB’000	RMB’000
Land and buildings:
Not later than 1 year	1,144	2,823	1,310
Later than 1 year and not later than 5 years	—	5,131	3,821
	1,144	7,954	5,131